28. OPERATING COSTS AND EXPENSES (Details 5) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Costs And Expenses [line items]
Leasing and rentals		R$ 11		R$ 93
Advertising		7		19
Own consumption of energy		24		27
Subsidies and donations		22		22
Onerous concession		3		3
Insurance		25		7
CCEE annual charge		6		6
Net loss (gain) on deactivation and disposal of assets		81		7
Forluz - Administrative running cost		30		28
Collection agents		86		78
Obligations deriving from investment contracts	[1]	9
Taxes and charges		7		9
Other expenses	[2]	(14)		106
Other operating expenses (revenues), net		R$ 297		R$ 405
Restated [member]
Disclosure Of Operating Costs And Expenses [line items]
Leasing and rentals			R$ 20
Advertising			9
Own consumption of energy			21
Subsidies and donations			40
Onerous concession			3
Insurance			12
CCEE annual charge			6
Net loss (gain) on deactivation and disposal of assets			88
Forluz - Administrative running cost			30
Collection agents			88
Obligations deriving from investment contracts	[1]		32
Taxes and charges			10
Other expenses	[2]		135
Other operating expenses (revenues), net			R$ 494

[1]	This refers to claims under the agreement made between Alianca Geracao, Vale S.A. and Cemig. The action is provisioned at the cost of R$119 (R$98 on December 31, 2019), of which Cemig is responsible for R$41 (R$32 on December 31, 2019).
[2]	Includes the impairment loss recognized for intangible asset relating to the authorization for wind power generation granted to Volta do Rio in the amount of R$22.